Exceptional items and remeasurements - Schedule of exceptional items and remeasurements from continuing operations (Details) - GBP (£) £ in Millions		12 Months Ended
	May 25, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Included within operating profit
Release of St William Homes LLP deferred income		£ 21,659	£ 18,449	£ 13,665
Operating profit		4,879	4,371	2,401
Included within finance income and costs
Finance income and costs		(1,460)	(1,022)	(795)
Included within share of post-tax results of joint ventures and associates
Profit before tax		3,590	3,441	1,664
Included within tax
Tax on exceptional items and remeasurements		(876)	(1,258)	(360)
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations		2,714	2,183	1,304
Exceptional items and remeasurements
Included within operating profit
Operating profit		585	558	(26)
Included within share of post-tax results of joint ventures and associates
Profit before tax		620	561	36
Included within tax
Tax on exceptional items and remeasurements		(241)	(589)	(26)
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations		379	(28)	10
Remeasurements
Included within finance income and costs
Net gains on financing derivatives		82	74	47
Gains (losses) on financial assets at fair value through profit or loss		(28)	(15)	23
Finance income and costs		54	59	70
Included within share of post-tax results of joint ventures and associates
Remeasurements – net losses on financial instruments		(19)	(56)	(8)
Included within tax
Tax on exceptional items and remeasurements		75	(103)	(34)
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations		(240)	292	62
Exceptional items
Included within operating profit
IFA fire		130	0	0
Transaction, separation and integration costs		(117)	(223)	(24)
Changes in environmental provisions		176	0	14
Cost efficiency programme		(100)	(42)	0
New operating model implementation costs		0	24	50
Environmental insurance recovery		0	38	0
Operating profit		935	166	(60)
Included within tax
Tax on exceptional items and remeasurements		(316)	(28)	8
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations		619	(320)	(52)
Exceptional items | UK
Included within tax
Deferred tax charge arising as a result of UK tax rate change		0	(458)	0
Commodity contract derivatives | Remeasurements
Included within operating profit
Operating profit		(350)	392	34
St William Homes LLP | Exceptional items
Included within operating profit
Net gain on disposal		0	228	0
Release of St William Homes LLP deferred income		0	189	0
Millennium Pipeline Company, LLC | Exceptional items
Included within operating profit
Net gain on disposal		335	0	0
The Narragansett Electric Company
Included within operating profit
Net gain on disposal	£ 280
The Narragansett Electric Company | Exceptional items
Included within operating profit
Net gain on disposal		511	£ 0	£ 0
Transaction, separation and integration costs		£ (39)